FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8:-	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014:

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
US Government treasuries	$1,898	$-	$1,898
Equity	1,161	-	1,161
Foreign currency derivative contracts	-	10	10

	$3,059	$10	$3,069

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
US Government treasuries	$3,349	$-	$3,349
Equity	1,185	-	1,185
Foreign currency derivative contracts	-	(132)	(132)

	$4,534	$(132)	$4,402